SCHEDULE OF REVENUE UNDER TIMING (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Revenue	$ 405,946	$ 251,047	$ 714,914	$ 671,682
Revenue Transferred Over Time [Member]
IfrsStatementLineItems [Line Items]
Revenue			569,574	471,030
Revenue Transferred at Point in Time [Member]
IfrsStatementLineItems [Line Items]
Revenue			$ 145,340	$ 200,652